ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          Law & Regulation Department
                          3100 Sanders Road, Suite J5B
                           Northbrook, Illinois 60062


ANGELA M. KING                     DIRECT DIAL: 847-402-9237
ASSISTANT COUNSEL                    FACSIMILE: 847-402-7381

January 5, 2004


BY EDGAR

Securities and Exchange Commission
450 Fifth Street
Washington, D.C.  20549

Re:      Allstate Life of New York Separate Account A
         Post-Effective Amendment No. 12 to Form N-4 Registration Statement File Nos. 333-74411 and 811-07467
         CIK No.  0000948255
         Rule 497 Filing

Commissioners:

On behalf of Allstate Life Insurance Company of New York ("the Company"), and Allstate Life of New York Separate Account A ("the Account"), we are transmitting for filing a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, we certify that the form of the supplements for the Prospectuses and Statements of Additional Information for the variable annuity contracts offered by the Company through the Account that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the above-referenced registration statement for the Account. That registration statement was filed electronically with the Commission on December 22, 2003.

Please direct any question or comment to me at the number above.


Very truly yours,

/s/ ANGELA M. KING
----------------------------
Angela M. King